Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Payroll and other employee benefits	$ 506	$ 1,431	$ 1,084
Professional fees	477	1,116	1,913
Research, development and project costs	5,053	5,616	3,658
Inventory in-transit			29
Operating lease liabilities, current portion	974	2,550	1,792
Other accrued expenses	391	451	431
Total accrued expenses and other current liabilities	$ 7,401	$ 11,164	$ 8,907